CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	€ 93,568	€ 20,926	€ (23,499)
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	624	(993)	1,435
Changes in the fair value of equity investments at fair value through other comprehensive income	(4,995)	(2,563)	1,344
Aggregate income tax effect	326	350	(95)
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:	(4,045)	(3,206)	2,684
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	2,639	1,271	(4,169)
Changes in fair value of cash flow hedge instruments	(3,252)	1,640	0
Hyperinflation adjustment	(20)	113	411
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	(633)	3,024	(3,758)
Other comprehensive loss for the period, net of tax	(4,678)	(182)	(1,074)
Total comprehensive income / (loss)	88,890	20,744	(24,573)
Attributable to:
Owners of the parent	79,886	15,108	(26,118)
Non-controlling interest	€ 9,004	€ 5,636	€ 1,545